Investments	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Investments	Investments
Portfolio composition
The composition of the investment portfolio is presented as follows:

	As of December 31,
($ in millions)	2021	2020
Fixed income securities, at fair value	$17,937	$23,907
Mortgage loans, net	2,951	3,359
Equity securities, at fair value	11	1,536
Limited partnership interests	1,348	3,065
Short-term investments, at fair value	1,035	974
Policy loans	525	582
Other, net	1,382	1,375
Total	$25,189	$34,798
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost, net	Gross unrealized		Fair value
		Gains	Losses
December 31, 2021
U.S. government and agencies	$476	$18	$(8)	$486
Municipal	755	66	(4)	817
Corporate	14,095	656	(114)	14,637
Foreign government	11	1	—	12
ABS	1,193	17	(3)	1,207
MBS	777	2	(1)	778
Total fixed income securities	$17,307	$760	$(130)	$17,937

December 31, 2020
U.S. government and agencies	$1,060	$45	$—	$1,105
Municipal	1,650	357	—	2,007
Corporate	18,287	2,009	(40)	20,256
Foreign government	91	5	—	96
ABS	420	6	(2)	424
MBS	14	5	—	19
Total fixed income securities	$21,522	$2,427	$(42)	$23,907

Scheduled maturities
The scheduled maturities for fixed income securities are as follows:

($ in millions)	As of December 31, 2021
	Amortized cost, net	Fair value
Due in one year or less	$1,345	$1,360
Due after one year through five years	5,079	5,237
Due after five years through ten years	5,839	6,036
Due after ten years	3,079	3,323
	15,342	15,956
ABS and MBS	1,965	1,981
Total	$17,307	$17,937
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS and MBS are shown separately because of potential prepayment of principal prior to contractual maturity dates.
Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2021	2020	2019
Fixed income securities	$831	$894	$963
Mortgage loans	149	184	190
Equity securities	18	19	29
Limited partnership interests	775	99	175
Short-term investments	1	6	31
Policy loans	30	31	34
Other	43	90	93
Investment income, before expense	1,847	1,323	1,515
Investment expense	(61)	(81)	(104)
Net investment income	$1,786	$1,242	$1,411
Net gains and losses on investments and derivatives
Net gains (losses) on investments and derivatives by asset type for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Fixed income securities	$476	$54	$25
Mortgage loans	29	(45)	—
Equity securities	146	225	276
Directly originated corporate loans	(6)	—	—
Aviation loans	(6)	—	—
Limited partnership interests	9	38	43
Derivatives	(103)	5	11
Other	79	(11)	(14)
Net gains (losses) on investments and derivatives	$624	$266	$341
Net gains (losses) on investments and derivatives by transaction type for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Sales	$552	$42	$54
Credit losses (1)	21	(47)	(21)
Valuation of equity investments (2)	154	266	297
Valuation and settlements of derivative instruments	(103)	5	11
Net gains (losses) on investments and derivatives	$624	$266	$341
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard effective January 1, 2020, prior period other-than-temporary impairment write-downs are now presented as credit losses.
(2)Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross realized gains (losses) on sales of fixed income securities for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Gross realized gains	$489	$101	$65
Gross realized losses	(13)	(44)	(35)
The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2021 and 2020, respectively.

	For the years ended December 31,
($ in millions)	2021	2020
Equity securities	$1	$229
Limited partnership interests carried at fair value	—	100
Total	$1	$329
Credit losses recognized in net income (1) for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Fixed income securities:
Corporate	$—	$—	$(2)
ABS	—	(1)	(1)
MBS	—	(2)	(2)
Total fixed income securities	—	(3)	(5)
Mortgage loans	27	(37)	—
Limited partnership interests	—	(4)	(2)
Other investments
Directly originated corporate loans	(6)	—	—
Aviation loans	(6)	—	—
Bank loans	6	(4)	(13)
Agent loans	—	—	(1)
Total credit losses by asset type	$21	$(48)	$(21)
Liabilities
Commitments to fund loans	—	1	—
Total	$21	$(47)	$(21)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard effective January 1, 2020, realized capital losses previously reported as other-than-temporary impairment write-downs are now presented as credit losses.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2021		Gains	Losses
Fixed income securities	$17,937	$760	$(130)	$630
Short-term investments	1,035	—	—	—
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				630
Amounts recognized for:
Insurance reserves (2)				(118)
DAC and DSI (3)				15
Amounts recognized				(103)
Deferred income taxes				(110)
Unrealized net capital gains and losses, after-tax				$417

December 31, 2020
Fixed income securities	$23,907	$2,427	$(42)	$2,385
Short-term investments	974	—	—	—
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				2,383
Amounts recognized for:
Insurance reserves				(496)
DAC and DSI				(363)
Amounts recognized				(859)
Deferred income taxes				(320)
Unrealized net capital gains and losses, after-tax				$1,204
____________
(1)Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.
(2)The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuity).
(3)The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.
Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2021	2020	2019
Fixed income securities	$(1,755)	$877	$1,165
Short-term investments	—	—	—
Derivative instruments	—	—	—
EMA limited partnerships	2	—	(2)
Total	(1,753)	877	1,163
Amounts recognized for:
Insurance reserves	378	(370)	(126)
DAC and DSI	378	(150)	(178)
Amounts recognized	756	(520)	(304)
Deferred income taxes	210	(75)	(180)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(787)	$282	$679
Mortgage loans
The Company’s mortgage loans include both commercial and residential mortgage loans. The commercial mortgage loans are collateralized by a variety of commercial real estate property types located across the United States and totaled $2.18 billion and $3.36 billion, net of credit loss allowance, as of December 31, 2021 and 2020, respectively. The residential mortgage loans are collateralized by variety of residential property types across the United States and totaled $766 million, net of credit loss allowance, as of December 31, 2021. Substantially all of the mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2021	2020
Texas	18.3%	20.1%
California	12.9	14.3
Florida	9.3	6.3
North Carolina	4.4	5.6
Illinois	4.3	6.9
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2021	2020
Apartment complex	33.0%	34.1%
Office buildings	19.7	23.3
Residential homes	18.8	—
Retail	9.0	15.8
Warehouse	12.3	14.5
Other	7.2	12.3
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2021 are as follows:

($ in millions)	Number of loans	Amortized cost, net	Percent
2022	13	$116	3.9%
2023	27	277	9.4
2024	27	398	13.5
2025	43	554	18.8
Thereafter	1,787	1,606	54.4
Total	1,897	$2,951	100.0%
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
The carrying value for limited partnership interest as of December 31 is as follows:

	2021			2020
($ in millions)	EMA	Fair Value	Total	EMA	Fair Value	Total
Private equity	$1,156	$—	$1,156	$1,768	$721	$2,489
Real estate	183	—	183	334	42	376
Other (1)	9	—	9	200	—	200
Total	$1,348	$—	$1,348	$2,302	$763	$3,065
____________
(1)Other consists of certain limited partnership interests where the underlying assets are predominately public equity and debt securities.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $817 million and $2.01 billion as of December 31, 2021 and 2020, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2021	2020
Texas	22.6%	16.8%
Oregon	11.6	11.3
New Jersey	10.5	7.4
California	7.8	16.8
New York	6.9	5.3
Hawaii	5.7	2.7
Arizona	5.1	2.1
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2021 and 2020, the fair value of short-term investments totaled $1.04 billion and $974 million, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of December 31, 2021 and 2020, the carrying value of policy loans totaled $525 million and $582 million, respectively.
Other investments
Other investments primarily consist of directly originated corporate loans, aviation loans, agent loans, real estate, bank loans and derivatives. The following table summarizes other investments by asset type.

	As of December 31,
($ in millions)	2021	2020
Directly originated corporate loans, net	$937	$—
Aviation loans, net	197	—
Agent loans, net	—	631
Real estate	—	315
Bank loans, net	108	245
Derivatives	140	184
Total	$1,382	$1,375
Concentration of credit risk
As of December 31, 2021, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company did not have any security lending transactions as of December 31, 2021. Prior to the acquisition of the Company, the Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2020, fixed income and equity securities with a carrying value of $322 million were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2020 and 2019.
Other investment information
Included in fixed income securities are below investment grade assets totaling $1.34 billion and $2.99 billion as of December 31, 2021 and 2020, respectively.
As of December 31, 2021, fixed income securities and short-term investments with a carrying value of $24 million were on deposit with regulatory authorities as required by law.
As of December 31, 2021, the carrying value of fixed income securities and other investments that were non-income producing was $2 million.
Portfolio monitoring and credit losses
Fixed income securities The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security that may require a credit loss allowance.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, any existing credit loss allowance would be written-off against the amortized cost basis of the asset along with any remaining unrealized losses, with incremental losses recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value based on the best estimate of future cash flows considering past events, current conditions and reasonable and supportable forecasts. The estimated future cash flows are discounted at the security’s current effective rate and is compared to the amortized cost of the security.
The determination of cash flow estimates is inherently subjective, and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security is considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, origination vintage year, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third-party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement.
If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, a credit loss allowance is recorded in earnings for the shortfall in expected cash flows; however, the amortized cost, net of the credit loss allowance, may not be lower than the fair value of the security. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
When a security is sold or otherwise disposed or when the security is deemed uncollectible and written off, the Company removes amounts previously recognized in the credit loss allowance. Recoveries after write-offs are recognized when received. Accrued interest excluded from the amortized cost of fixed income securities totaled $131 million and $198 million as of December 31, 2021 and 2020, respectively, and is reported within the accrued investment income line of the Consolidated Statements of Financial Position. The Company monitors accrued interest and writes off amounts when they are not expected to be received.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below internally established thresholds. The process also includes the monitoring of other credit loss indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential credit losses using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of credit losses for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value requires a credit loss allowance are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the extent to which the fair value has been less than amortized cost.
Rollforward of credit loss allowance for fixed income securities for the year ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(1)	—
Credit losses on securities for which credit losses not previously reported	—	(3)
Reduction of allowance related to sales	1	2
Write-offs	—	—
Ending balance	$—	$(1)
The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2021
Fixed income securities
U.S. government and agencies	20	$346	$(7)	9	$11	$(1)	$(8)
Municipal	101	196	(4)	—	—	—	(4)
Corporate	581	3,372	(93)	57	314	(21)	(114)
ABS	55	639	(3)	1	—	—	(3)
MBS	42	619	(1)	—	—	—	(1)
Total fixed income securities	799	$5,172	$(108)	67	$325	$(22)	$(130)
Investment grade fixed income securities	662	$4,882	$(98)	56	$281	$(19)	$(117)
Below investment grade fixed income securities	137	290	(10)	11	44	(3)	(13)
Total fixed income securities	799	$5,172	$(108)	67	$325	$(22)	$(130)

December 31, 2020
Fixed income securities
U.S. government and agencies	10	$17	$—	—	$—	$—	$—
Municipal	7	31	—	—	—	—	—
Corporate	114	558	(19)	25	153	(21)	(40)
ABS	5	2	—	4	5	(2)	(2)
MBS	3	—	—	10	—	—	—
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)
Investment grade fixed income securities	69	$388	$(5)	19	$73	$(17)	$(22)
Below investment grade fixed income securities	70	220	(14)	20	85	(6)	(20)
Total fixed income securities	139	$608	$(19)	39	$158	$(23)	$(42)
The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2021.

($ in millions)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost, net (1) (2)	$(117)	$(10)	$(127)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net (3) (4)	—	(3)	(3)
Total unrealized losses	$(117)	$(13)	$(130)
_______________
(1)Below investment grade fixed income securities include $8 million that have been in an unrealized loss position for less than twelve months.
(2)Related to securities with an unrealized loss position less than 20% of amortized cost, net, the degree of which suggests that these securities do not pose a high risk of having credit losses.
(3)Below investment grade fixed income securities include $1 million that have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third-party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
ABS and MBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2021, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Loans The Company establishes a credit loss allowance for mortgage loans, directly originated corporate loans, aviation loans, agent loans and bank loans when they are originated or purchased, and for unfunded commitments unless they are unconditionally cancellable by the Company. The Company uses a probability of default and loss given default model for mortgage loans, directly originated corporate loans, aviation loans and bank loans to estimate current expected credit losses that considers all relevant information available including past events, current conditions, and reasonable and supportable forecasts over the life of an asset. The Company also considers such factors as historical losses, expected prepayments and various economic factors. For mortgage loans, the Company considers origination vintage year and property level information such as debt service coverage, property type, property location and collateral value. For directly originated corporate loans and aviation loans, the Company considers the loan-level contractual attributes of each loan coupled with risk assumptions sourced from relevant peer loss data sourced from a national peer group for commercial lending. For bank loans, the Company considers the credit rating of the borrower, credit spreads and type of loan. After the reasonable and supportable forecast period, the Company’s model reverts to historical loss trends. Given the less complex and homogenous nature of agent loans, the Company estimates current expected credit losses using historical loss experience over the estimated life of the loans, adjusted for current conditions, reasonable and supportable forecasts and expected prepayments.
Loans are evaluated on a pooled basis when they share similar risk characteristics. The Company monitors loans through a quarterly credit monitoring process to determine when they no longer share similar risk characteristics and are to be evaluated individually when estimating credit losses.
Loans are written off against their corresponding allowances when there is no reasonable expectation of recovery. If a loan recovers after a write-off, the estimate of expected credit losses includes the expected recovery.
Accrual of income is suspended for loans that are in default or when full and timely collection of principal and interest payments is not probable. Accrued income receivable is monitored for recoverability and when not expected to be collected is written off through net investment income. Cash receipts on loans on non-accrual status are generally recorded as a reduction of amortized cost.
Accrued interest is excluded from the amortized cost of loans and is reported within the accrued investment income line of the Consolidated Statements of Financial Position. As of December 31, 2021, accrued interest totaled $11 million for mortgage loans. As of December 31, 2020, accrued interest totaled $13 million, $2 million and $1 million for mortgage loans, agent loans and bank loans, respectively,
Mortgage loans When it is determined a mortgage loan shall be evaluated individually, the Company uses various methods to estimate credit losses on individual loans such as using collateral value less estimated costs to sell where applicable, including when foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. When collateral value is used, the mortgage loans may not have a credit loss allowance when the fair value of the collateral exceeds the loan’s amortized cost. An alternative approach may be utilized to estimate credit losses using the present value of the loan’s expected future repayment cash flows discounted at the loan’s current effective interest rate.
Individual loan credit loss allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell, when applicable, or present value of the loan’s expected future repayment cash flows.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loan credit loss allowances are estimated. Debt service coverage ratio represents the amount of estimated cash flow from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects mortgage loans amortized cost by debt service coverage ratio distribution and year of origination as of December 31.

($ in millions)	2021							2020
	2016 and prior	2017	2018	2019	2020	Current	Total	Total
Below 1.0	$35	$—	$—	$—	$10	$169	$214	$15
1.0 - 1.25	16	—	8	9	—	150	183	293
1.26 - 1.50	101	—	15	—	—	222	338	906
Above 1.50	359	165	263	207	18	1,231	2,243	2,204
Amortized cost before allowance	$511	$165	$286	$216	$28	$1,772	$2,978	$3,418
Allowance							(27)	(59)
Amortized cost, net							$2,951	$3,359

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to situations where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating factors such as additional collateral, escrow balances or borrower guarantees. Payments on all mortgage loans were current as of December 31, 2021, 2020 and 2019. During the fourth quarter of 2020, the Company sold $217 million of mortgage loans, net of a $15 million credit loss allowance, resulting in a net realized capital loss of $4 million.
The rollforward of credit loss allowance for mortgage loans for the years ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(59)	$(3)
Cumulative effect of change in accounting principle	—	(33)
Net decreases (increases) related to credit losses	23	(37)
Reduction of allowance related to sales	4	15
Sale of ALNY	5	—
Loans transferred due to reinsurance agreement with EAC	—	(1)
Write-offs	—	—
Ending balance	$(27)	$(59)
Directly originated corporate loans
The Company monitors loan level performance and will remove from collective analysis any loan with existing or expected delinquency. Such loans are individually analyzed and reserved for specifically. Loan level performance monitoring includes annual reviews and risk rating updates, which consider capacity and collateral analysis monitored by loan-to-value (“LTV”) ratios. As of December 31, 2021, directly originated corporate loans had a weighted average 42.1% LTV.
The rollforward of credit loss allowance for directly originated corporate loans for the years ended December 31 is as follows:

($ in millions)	2021
Beginning balance	$—
Net (increases) decreases related to credit losses	(6)
Reduction of allowance related to sales	—
Write-offs	—
Ending balance	$(6)

Aviation loans
The Company monitors loan level performance and will remove from collective analysis any loan with existing or expected delinquency. Such loans are individually analyzed and reserved for specifically. Loan level performance monitoring includes annual reviews and risk rating updates, which consider capacity and collateral analysis monitored by LTV ratios. As of December 31, 2021, aviation loans had a weighted average 65.7% LTV.
The rollforward of credit loss allowance for aviation loans for the years ended December 31 is as follows:

($ in millions)	2021
Beginning balance	$—
Net (increases) decreases related to credit losses	(6)
Reduction of allowance related to sales	—
Write-offs	—
Ending balance	$(6)

Agent loans The Company monitors agent loans to determine when they should be removed from the pool and assessed for credit losses individually by using internal credit risk grades that classify the loans into risk categories. The categorization is based on relevant information about the ability of borrowers to service their debt, such as historical payment experience, current business trends, cash flow coverage and collateral quality. Internal credit risk grades are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
As of December 31, 2021, we no longer held agent loans. As of December 31, 2020, 85% of agent loans balance represents the top three highest credit quality categories. The allowance for agent loans was $5 million as of December 31, 2020 and this did not change from January 1, 2020.
Bank loans When it is determined a bank loan shall be evaluated individually, the Company uses various methods to estimate credit losses on individual loans such as the present value of the loan’s expected future repayment cash flows discounted at the loan’s current effective interest rate.
Credit ratings of the borrower are considered a key credit quality indicator when bank loan credit loss allowances are estimated. The ratings are updated quarterly and are either received from a nationally recognized rating agency or a comparable internal rating is derived if an externally provided rating is not available. The year of origination is determined to be the year in which the asset is acquired.
The bank loans amortized cost by credit rating and year of origination as of December 31 is as follows:

($ in millions)	2021
	2016 and Prior	2017	2018	2019	2020	Current	Total
BBB	$—	$—	$—	$1	$1	$—	$2
BB	—	11	1	6	3	5	26
B	—	10	22	9	9	7	57
CCC and below	3	7	6	11	1	2	30
Amortized cost before allowance	$3	$28	$29	$27	$14	$14	$115
Allowance							(7)
Amortized cost, net							$108

($ in millions)	2020
	2015 and Prior	2016	2017	2018	2019	Current	Total
BBB	$—	$—	$4	$—	$—	$2	$6
BB	10	—	1	16	11	5	43
B	5	8	42	37	23	35	150
CCC and below	3	8	15	12	18	6	62
Amortized cost before allowance	$18	$16	$62	$65	$52	$48	$261
Allowance							(16)
Amortized cost, net							$245

The rollforward of credit loss allowance for bank loans for the years ended December 31 is as follows:

($ in millions)	2021	2020
Beginning balance	$(16)	$—
Cumulative effect of change in accounting principle	—	(16)
Net decreases (increases) related to credit losses	6	(4)
Reduction of allowance related to sales	3	3
Write-offs	—	1
Ending balance	$(7)	$(16)